Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	ARAUCO & CONSTITUTION PULP INC
Entity Central Index Key	0001004156
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	120,474,350
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity File Number	33-99720
Entity Address, Country	CL
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Avenida El Golf 150
Entity Address, Address Line Two	14th Floor
Entity Address, Address Line Three	Las Condes
Entity Address, City or Town	Santiago
Entity Address, Postal Zip Code	7550107
Auditor Firm ID	1364
Auditor Name	PricewaterhouseCoopers Consultores Auditores SpA
Auditor Location	Santiago, Chile
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CL
Entity Address, Address Line One	Avenida El Golf 150
Entity Address, Address Line Two	14th Floor
Entity Address, Address Line Three	Las Condes
Entity Address, City or Town	Santiago
Entity Address, Postal Zip Code	7550107
City Area Code	56
Local Phone Number	56-2-2461-7200
Contact Personnel Email Address	gianfranco.truffello@arauco.com
Contact Personnel Name	Gianfranco Truffello
Contact Personnel Fax Number	56-2-2461-7200